UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
December 1, 2023 to August 31, 2024
Commission File Number of issuing entity: 333-273931-01
Central Index Key Number of issuing entity: 0001988880
DTE ELECTRIC SECURITIZATION FUNDING II LLC
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor and sponsor: 1-2198
Central Index Key Number of depositor and sponsor: 0000028385
DTE ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)
Lisa A. Muschong, (313) 235-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
87-2027468
(I.R.S. Employer Identification No.)

One Energy Plaza, Detroit, Michigan	48226
(Address of principal executive offices of the issuing entity)	(Zip Code)
Telephone number, including area code: (313) 235-4000

Registered/reporting pursuant to (check one)
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Senior Secured Securitization Bonds, Series 2023A, Tranche A-1	☐	☐	☑
Senior Secured Securitization Bonds, Series 2023A, Tranche A-2	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is August 31, 2024.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus relating to the Senior Secured Securitization Bonds, Series 2023A (the “Securitization Bonds”), dated October 18, 2023, of DTE Electric Securitization Funding II LLC (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on October 20, 2023, under the depositor’s Commission File Number.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Securitization Bonds have been made with respect to the September 1, 2024 distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D.
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sales of Securities and Use of Proceeds.
None.
Item 7. Change in Sponsor Interest in the Securities.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Reserved.
•Item 6. Significant Obligors of Pool Assets.
•Item 8. Significant Enhancement Provider Information.
•Item 9. Other Information.

Item 10. Exhibits.

Exhibits	Description

3.1	Certificate of Formation of DTE Electric Securitization Funding II LLC, dated as of July 24, 2023 (Exhibit 3.1 to Form SF-1 filed August 11, 2023, and incorporated herein by reference)
3.2	Amended and Restated Limited Liability Company Agreement, dated as of October 17, 2023, of DTE Electric Securitization Funding II LLC (Exhibit 3.2 to Form 8-K filed October 20, 2023, and incorporated herein by reference)
4.1	Indenture by and among DTE Electric Securitization Funding II LLC and U.S. Bank Trust Company, National Association as a securities intermediary and an account bank, dated as of November 1, 2023 (Exhibit 4.1 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)

4.2	Series Supplement by and among DTE Electric Securitization Funding II LLC, U.S. Bank Trust Company, National Association as the Indenture Trustee and U.S. Bank National Association as a securities intermediary and an account bank, dated as of November 1, 2023 (Exhibit 4.2 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)
10.1	Securitization Property Servicing Agreement between DTE Electric Securitization Funding II LLC and DTE Electric Company, as Servicer, dated as of November 1, 2023 (Exhibit 10.1 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)
10.2	Securitization Property Purchase and Sale Agreement between DTE Electric Securitization Funding II LLC and DTE Electric Company, as Seller, dated as of November 1, 2023 (Exhibit 10.2 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)
10.3	Administration Agreement between DTE Electric Securitization Funding II LLC and DTE Electric Company, as Administrator, dated as of November 1, 2023 (Exhibit 10.3 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)
10.4	Intercreditor Agreement by and among DTE Electric Company, DTE Electric Securitization Funding I LLC, DTE Electric Securitization Funding II LLC, The Bank of New York Mellon and U.S. Bank Trust Company, National Association, dated as of November 1, 2023 (Exhibit 10.4 to the Form 8-K filed November 1, 2023, and incorporated herein by reference)
99.1	Semi-annual Servicer’s Certificate relating to the Securitization Bonds, dated August 26, 2024

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	September 13, 2024	DTE ELECTRIC SECURITIZATION FUNDING II LLC
(Issuing Entity)

		By:	DTE Electric Company, as Servicer

/s/Timothy J. Lepczyk
Timothy J. Lepczyk
Assistant Treasurer